GOODWILL (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the year	$ 6,553	$ 3,859
Acquisitions through business combinations	27	2,644
Foreign currency translation and other	54	50
Balance at end of the year	$ 6,634	$ 6,553